Annual Total Returns - Biotechnology Portfolio [BarChart] - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-14 - Biotechnology Portfolio - Biotechnology Portfolio-Default	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	18.18%
Annual Return 2012	36.59%
Annual Return 2013	65.66%
Annual Return 2014	35.05%
Annual Return 2015	13.67%
Annual Return 2016	(23.72%)
Annual Return 2017	27.87%
Annual Return 2018	(10.73%)
Annual Return 2019	35.96%
Annual Return 2020	38.34%